Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett
Dividend Growth Fund
Growth Opportunities Fund
Small Cap Value Fund

For the period ended February 28, 2026

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.70%

COMMON STOCKS 98.70%

Aerospace & Defense 3.40%
L3Harris Technologies, Inc.	200,616	$73,132,557
Northrop Grumman Corp.	127,514	92,368,591
Total		165,501,148

Air Freight & Logistics 0.71%
CH Robinson Worldwide, Inc.	185,179	34,304,410

Banks 6.46%
Bank of America Corp.	1,664,103	82,922,252
JPMorgan Chase & Co.	471,490	141,588,447
Wells Fargo & Co.	1,100,246	89,615,037
Total		314,125,736

Beverages 1.76%
Coca-Cola Co.	1,051,068	85,725,106

Biotechnology 0.91%
AbbVie, Inc.	191,366	44,412,221

Building Products 0.77%
Allegion PLC (Ireland)(a)	232,391	37,449,810

Capital Markets 5.81%
ARES Management Corp. Class A	145,204	16,264,300
Cboe Global Markets, Inc.	100,340	30,073,905
Charles Schwab Corp.	1,113,406	105,996,251
Morgan Stanley	683,503	113,810,084
S&P Global, Inc.	36,378	16,074,711
Total		282,219,251

Chemicals 2.89%
Linde PLC	151,538	76,993,427
Sherwin-Williams Co.	175,723	63,715,403
Total		140,708,830
Investments	Shares	Fair Value
Commercial Services & Supplies 1.81%
Cintas Corp.	149,900	$30,149,387
Waste Management, Inc.	240,134	57,833,873
Total		87,983,260

Communications Equipment 1.04%
Motorola Solutions, Inc.	105,317	50,790,176

Construction Materials 1.96%
CRH PLC (Ireland)(a)	793,038	95,148,699

Consumer Staples Distribution & Retail 3.53%
Costco Wholesale Corp.	51,511	52,066,804
Walmart, Inc.	934,041	119,510,546
Total		171,577,350

Electric: Utilities 3.69%
Entergy Corp.	818,646	87,685,173
NextEra Energy, Inc.	979,098	91,810,020
Total		179,495,193

Electrical Equipment 0.81%
AMETEK, Inc.	164,405	39,328,964

Financial Services 1.43%
Mastercard, Inc. Class A	134,597	69,614,914

Ground Transportation 1.21%
Old Dominion Freight Line, Inc.	290,400	58,965,720

Health Care Equipment & Supplies 1.82%
Abbott Laboratories	218,228	25,390,828
Stryker Corp.	162,648	63,019,594
Total		88,410,422

Health Care Providers & Services 0.60%
UnitedHealth Group, Inc.	99,235	29,102,649

Hotels, Restaurants & Leisure 1.37%
McDonald’s Corp.	194,796	66,437,124

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2026

Investments	Shares	Fair Value
Insurance 2.66%
Arthur J Gallagher & Co.	281,121	$64,151,812
Chubb Ltd. (Switzerland)(a)	191,774	65,368,086
Total		129,519,898

Life Sciences Tools & Services 1.36%
Danaher Corp.	314,052	66,151,913

Machinery 3.90%
Deere & Co.	100,737	63,435,096
Parker-Hannifin Corp.	124,843	125,989,059
Total		189,424,155

Metals & Mining 1.16%
Steel Dynamics, Inc.	291,272	56,253,361

Multi-Utilities 1.44%
CMS Energy Corp.	893,490	69,754,764

Oil, Gas & Consumable Fuels 6.71%
Enbridge, Inc. (Canada)(a)	1,903,908	101,173,671
Exxon Mobil Corp.	981,107	149,618,817
Marathon Petroleum Corp.	381,198	75,557,256
Total		326,349,744

Pharmaceuticals 6.34%
Eli Lilly & Co.	143,356	150,809,079
Johnson & Johnson	633,147	157,292,709
Total		308,101,788

Semiconductors & Semiconductor Equipment 17.98%
Analog Devices, Inc.	277,803	98,839,529
Broadcom, Inc.	569,570	182,006,094
Lam Research Corp.	505,079	118,132,927
NVIDIA Corp.	1,737,746	307,911,214
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	446,787	167,357,474
Total		874,247,238
Investments	Shares	Fair Value
Software 6.26%
Microsoft Corp.	733,435	$288,049,262
Oracle Corp.	111,606	16,227,512
Total		304,276,774

Specialty Retail 4.57%
Home Depot, Inc.	128,156	48,791,552
Lowe’s Cos., Inc.	267,785	70,847,878
TJX Cos., Inc.	633,315	102,381,703
Total		222,021,133

Technology Hardware, Storage & Peripherals 2.06%
Apple, Inc.	379,117	100,155,129

Tobacco 2.28%
Philip Morris International, Inc.	594,381	111,048,202
Total Common Stocks (cost $2,779,812,843)		4,798,605,082

	Principal Amount

SHORT-TERM INVESTMENTS 1.49%

REPURCHASE AGREEMENTS 1.49%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $72,927,000 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $73,934,255; proceeds: $72,504,009 (cost $72,484,378)	$72,484,378	72,484,378
Total Investments in Securities 100.19% (cost $2,852,297,221)		4,871,089,460
Other Assets and Liabilities – Net (0.19)%		(9,479,042)
Net Assets 100.00%		$4,861,610,418

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,798,605,082	$–	$–	$4,798,605,082
Short-Term Investments
Repurchase Agreements	–	72,484,378	–	72,484,378
Total	$4,798,605,082	$72,484,378	$–	$4,871,089,460

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.74%

COMMON STOCKS 97.74%

Aerospace & Defense 14.21%
Axon Enterprise, Inc.*	7,306	$3,962,774
Carpenter Technology Corp.	28,463	11,330,266
Curtiss-Wright Corp.	13,662	9,567,909
FTAI Aviation Ltd.	40,395	12,352,791
Howmet Aerospace, Inc.	107,717	28,278,944
Karman Holdings, Inc.*	108,577	9,566,720
Kratos Defense & Security Solutions, Inc.*	63,112	5,438,992
L3Harris Technologies, Inc.	10,099	3,681,490
Mercury Systems, Inc.*	36,114	3,215,229
Woodward, Inc.	26,491	10,245,659
Total		97,640,774

Beverages 0.94%
Celsius Holdings, Inc.*	120,089	6,437,971

Biotechnology 10.61%
Abivax SA ADR*	50,270	6,096,746
Argenx SE ADR*	14,814	11,361,153
Ascendis Pharma AS ADR*	23,568	5,503,128
Bridgebio Pharma, Inc.*	67,438	4,483,278
Cogent Biosciences, Inc.*	216,426	8,408,150
Insmed, Inc.*	43,526	6,499,737
Madrigal Pharmaceuticals, Inc.*	17,636	7,618,752
Mirum Pharmaceuticals, Inc.*	56,117	5,179,038
Natera, Inc.*	85,326	17,751,221
Total		72,901,203

Broadline Retail 0.43%
MercadoLibre, Inc. (Uruguay)*(a)	1,667	2,929,886

Building Products 0.94%
Modine Manufacturing Co.*	28,462	6,467,989
Investments	Shares	Fair Value
Capital Markets 5.55%
Evercore, Inc. Class A	30,325	$9,365,573
Interactive Brokers Group, Inc. Class A	147,967	10,533,771
Nasdaq, Inc.	43,048	3,770,144
Piper Sandler Cos.	17,475	5,164,736
Raymond James Financial, Inc.	37,904	5,802,344
Tradeweb Markets, Inc. Class A	28,688	3,535,940
Total		38,172,508

Communications Equipment 0.60%
Lumentum Holdings, Inc.*	5,883	4,123,454

Construction & Engineering 10.74%
API Group Corp.*	154,140	6,853,064
Comfort Systems USA, Inc.	18,886	26,995,082
EMCOR Group, Inc.	15,037	10,896,111
MasTec, Inc.*	36,649	10,922,135
Quanta Services, Inc.	32,180	18,119,915
Total		73,786,307

Electrical Equipment 5.97%
Bloom Energy Corp. Class A*	25,394	3,953,084
Nextpower, Inc. Class A*	51,979	5,462,993
Vertiv Holdings Co. Class A	123,953	31,594,380
Total		41,010,457

Electronic Equipment, Instruments & Components 3.20%
Fabrinet (Thailand)*(a)	14,265	7,783,412
TE Connectivity PLC (Ireland)(a)	29,837	6,866,985
TTM Technologies, Inc.*	70,716	7,371,436
Total		22,021,833

Energy Equipment & Services 0.96%
TechnipFMC PLC (United Kingdom)(a)	99,851	6,621,120

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2026

Investments	Shares	Fair Value
Entertainment 3.19%
Live Nation Entertainment, Inc.*	38,687	$6,272,710
Take-Two Interactive Software, Inc.*	29,759	6,293,434
TKO Group Holdings, Inc.	41,714	9,338,513
Total		21,904,657

Financial Services 1.42%
Affirm Holdings, Inc.*	109,577	5,147,927
Rocket Cos., Inc. Class A	252,883	4,599,942
Total		9,747,869

Ground Transportation 0.76%
XPO, Inc.*	24,870	5,234,389

Health Care Equipment & Supplies 2.09%
IDEXX Laboratories, Inc.*	21,849	14,348,894

Health Care Providers & Services 1.64%
Guardant Health, Inc.*	120,137	11,280,864

Hotels, Restaurants & Leisure 5.76%
Cava Group, Inc.*	41,197	3,397,517
DoorDash, Inc. Class A*	17,301	3,053,108
Hilton Worldwide Holdings, Inc.	38,112	11,882,559
Planet Fitness, Inc. Class A*	12,514	1,028,025
Royal Caribbean Cruises Ltd.	32,746	10,182,696
Viking Holdings Ltd.*	128,402	10,017,924
Total		39,561,829

Household Durables 1.64%
SharkNinja, Inc.*	40,158	4,934,214
TopBuild Corp.*	14,118	6,329,099
Total		11,263,313

Information Technology Services 3.90%
Cloudflare, Inc. Class A*	91,405	15,739,027
MongoDB, Inc.*	16,256	5,339,608
Snowflake, Inc.*	34,032	5,731,329
Total		26,809,964
Investments	Shares	Fair Value
Interactive Media & Services 0.76%
Reddit, Inc. Class A*	36,038	$5,254,701

Machinery 2.56%
Crane Co.	17,061	3,421,242
IDEX Corp.	23,413	4,904,321
RBC Bearings, Inc.*	16,067	9,253,307
Total		17,578,870

Pharmaceuticals 0.82%
Terns Pharmaceuticals, Inc.*	134,417	5,661,644

Semiconductors & Semiconductor Equipment 8.34%
Astera Labs, Inc.*	44,440	5,280,805
Credo Technology Group Holding Ltd.*	41,192	4,624,626
Lattice Semiconductor Corp.*	95,141	9,097,382
Monolithic Power Systems, Inc.	14,088	16,098,921
Nova Ltd. (Israel)*(a)	29,451	12,924,866
Rambus, Inc.*	34,575	3,445,745
Teradyne, Inc.	18,378	5,881,511
Total		57,353,856

Software 3.39%
AppLovin Corp. Class A*	12,682	5,513,753
Circle Internet Group, Inc.*	64,201	5,356,931
Datadog, Inc. Class A*	65,604	7,345,024
Figma, Inc. Class A*	172,143	5,059,283
Total		23,274,991

Specialty Retail 3.42%
Carvana Co.*	29,651	9,908,178
Ross Stores, Inc.	47,827	9,835,144
Ulta Beauty, Inc.*	5,462	3,740,323
Total		23,483,645

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2026

Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.45%
Sandisk Corp.*	15,752	$10,008,191

Textiles, Apparel & Luxury Goods 2.45%
Amer Sports, Inc. (Finland)*(a)	173,436	6,587,099
Deckers Outdoor Corp.*	43,854	5,142,759
On Holding AG Class A (Switzerland)*(a)	109,851	5,105,874
Total		16,835,732
Total Common Stocks (cost $506,469,519)		671,716,911
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.05%

REPURCHASE AGREEMENTS 3.05%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $21,107,200 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $21,398,786; proceeds: $20,984,719 (cost $20,979,037)	$20,979,037	$20,979,037
Total Investments in Securities 100.79% (cost $527,448,556)		692,695,948
Other Assets and Liabilities – Net (0.79)%		(5,443,501)
Net Assets 100.00%		$687,252,447

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$671,716,911	$–	$–	$671,716,911
Short-Term Investments
Repurchase Agreements	–	20,979,037	–	20,979,037
Total	$671,716,911	$20,979,037	$–	$692,695,948

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.28%

COMMON STOCKS 99.28%

Automobile Components 1.64%
LCI Industries	47,025	$6,263,730

Banks 16.08%
Axos Financial, Inc.*	58,020	5,037,296
Bancorp, Inc.*	95,097	4,991,641
Bank of Hawaii Corp.	65,991	5,000,138
Bank of NT Butterfield & Son Ltd.	148,489	7,535,817
First BanCorp	349,770	7,390,640
Heritage Financial Corp.	272,437	7,195,061
Seacoast Banking Corp. of Florida	247,224	7,693,611
Wintrust Financial Corp.	53,959	7,773,334
WSFS Financial Corp.	139,554	8,863,075
Total		61,480,613

Building Products 3.49%
Griffon Corp.	96,578	8,232,309
UFP Industries, Inc.	49,538	5,097,955
Total		13,330,264

Capital Markets 4.38%
Affiliated Managers Group, Inc.	20,460	6,264,443
Marex Group PLC (United Kingdom)(a)	169,521	7,367,383
Moelis & Co. Class A	52,176	3,097,167
Total		16,728,993

Chemicals 5.50%
Avient Corp.	175,621	7,212,754
Element Solutions, Inc.	224,475	7,876,828
HB Fuller Co.	90,493	5,947,200
Total		21,036,782

Commercial Services & Supplies 1.93%
Brady Corp. Class A	79,803	7,369,009
Investments	Shares	Fair Value
Construction & Engineering 5.04%
Arcosa, Inc.	65,462	$7,035,856
Everus Construction Group, Inc.*	40,106	4,847,612
WillScot Holdings Corp.	341,830	7,386,946
Total		19,270,414

Consumer Finance 3.01%
EZCORP, Inc. Class A*	183,647	4,872,155
FirstCash Holdings, Inc.	34,386	6,629,277
Total		11,501,432

Consumer Staples Distribution & Retail 1.68%
PriceSmart, Inc.	41,446	6,408,381

Containers & Packaging 2.19%
TriMas Corp.	214,728	8,391,570

Electric: Utilities 2.06%
IDACORP, Inc.	54,704	7,875,735

Electronic Equipment, Instruments & Components 9.09%
Advanced Energy Industries, Inc.	20,238	6,791,266
Belden, Inc.	54,130	7,756,829
Crane NXT Co.(b)	95,386	4,606,190
Littelfuse, Inc.	26,959	9,501,969
Vishay Precision Group, Inc.*	132,229	6,091,790
Total		34,748,044

Food Products 1.41%
Marzetti Co.	32,727	5,378,355

Ground Transportation 2.01%
Landstar System, Inc.	47,195	7,690,425

Health Care Providers & Services 2.53%
Addus HomeCare Corp.*	46,855	4,850,898
Pediatrix Medical Group, Inc.*	242,972	4,822,994
Total		9,673,892

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2026

Investments	Shares	Fair Value
Insurance 3.35%
TWFG, Inc.*	202,817	$4,127,326
White Mountains Insurance Group Ltd.	3,905	8,671,092
Total		12,798,418

Leisure Products 1.55%
Callaway Golf Co.*	421,073	5,920,286

Life Sciences Tools & Services 2.49%
Azenta, Inc.*	154,732	4,174,669
Fortrea Holdings, Inc.*	497,050	5,328,376
Total		9,503,045

Machinery 1.70%
Worthington Enterprises, Inc.	116,429	6,521,188

Media 1.80%
Nexstar Media Group, Inc.	27,424	6,883,973

Oil, Gas & Consumable Fuels 5.69%
Chord Energy Corp.	78,842	8,544,108
Gulfport Energy Corp.*	32,722	6,827,772
Northern Oil & Gas, Inc.	231,125	6,376,739
Total		21,748,619

Personal Care Products 1.59%
Interparfums, Inc.	60,191	6,066,049

Pharmaceuticals 1.32%
Phibro Animal Health Corp. Class A	92,582	5,054,051

Professional Services 3.29%
Genpact Ltd.	167,564	6,655,642
Maximus, Inc.	78,556	5,939,619
Total		12,595,261
Investments	Principal Amount	Fair Value
Real Estate Management & Development 2.36%
Cushman & Wakefield Ltd.*	672,784	$9,022,033

Retail REITS 1.24%
Phillips Edison & Co., Inc.	120,868	4,747,695

Semiconductors & Semiconductor Equipment 3.32%
Silicon Motion Technology Corp. ADR	98,098	12,677,205

Software 2.21%
Blackbaud, Inc.*	90,575	4,396,511
Commvault Systems, Inc.*	47,625	4,051,935
Total		8,448,446

Textiles, Apparel & Luxury Goods 3.41%
Samsonite Group SA†(c)	2,872,951	7,068,568
Steven Madden Ltd.	165,163	5,962,384
Total		13,030,952

Trading Companies & Distributors 1.92%
Rush Enterprises, Inc. Class A	103,204	7,324,388
Total Common Stocks (cost $303,377,200)		379,489,248

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.66%

REPURCHASE AGREEMENTS 0.40%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $1,533,700 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $1,554,904; proceeds: $1,524,784 (cost $1,524,371)	$1,524,371	$1,524,371

TIME DEPOSITS 0.12%
CitiBank N.A.(d) (cost $483,332)	483,332	483,332
Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.14%
Fidelity Government Portfolio(d) (cost $4,349,989)	4,349,989	$4,349,989
Total Short-Term Investments (cost $6,357,692)		6,357,692
Total Investments in Securities 100.94% (cost $309,734,892)		385,846,940
Other Assets and Liabilities – Net (0.94)%		(3,607,201)
Net Assets 100.00%		$382,239,739

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $7,068,568, which represents 1.85% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Textiles, Apparel & Luxury Goods	$5,962,384	$7,068,568	$–	$13,030,952
Remaining Industries	366,458,296	–	–	366,458,296
Short-Term Investments
Repurchase Agreements	–	1,524,371	–	1,524,371
Time Deposits	–	483,332	–	483,332
Money Market Funds	4,349,989	–	–	4,349,989
Total	$376,770,669	$9,076,271	$–	$385,846,940

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	9

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (“the Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds are valued at their net asset value as of the close of each business day.

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Notes to Schedule of Investments (unaudited)(continued)

(b)	Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of February 28, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional

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Notes to Schedule of Investments (unaudited)(concluded)

collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of February 28, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Small Cap Value Fund	$4,576,492	$4,833,321

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